Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 25,768.1		$ 20,653.0
Ending balance	26,821.7	$ 966.9	25,768.1	$ 20,653.0
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	75,114.9		62,875.3	54,020.9
Additions	9,318.5		12,559.5	9,237.8
Disposals or retirements	(318.7)		(60.5)	(260.9)
Effect of exchange rate changes	(53.3)		(259.4)	(122.5)
Ending balance	84,061.4		75,114.9	62,875.3
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	49,346.8		42,222.3	37,018.8
Additions	8,207.2		7,186.2	5,472.4
Disposals or retirements	(317.5)		(59.9)	(258.6)
Effect of exchange rate changes	3.2		(1.8)	(10.3)
Ending balance	57,239.7		49,346.8	42,222.3
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,436.6		5,693.4
Ending balance	5,379.2		5,436.6	5,693.4
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,436.6		5,693.4	5,795.5
Effect of exchange rate changes	(57.4)		(256.8)	(102.1)
Ending balance	5,379.2		5,436.6	5,693.4
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,935.5		6,031.2
Ending balance	8,621.6		9,935.5	6,031.2
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,161.7		15,855.0	10,974.5
Additions	1,372.8		6,308.9	4,879.6
Effect of exchange rate changes	(0.5)		(2.2)	0.9
Ending balance	23,534.0		22,161.7	15,855.0
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	12,226.2		9,823.8	8,756.0
Additions	2,686.8		2,404.5	1,066.9
Effect of exchange rate changes	(0.6)		(2.1)	0.9
Ending balance	14,912.4		12,226.2	9,823.8
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,127.3		6,521.9
Ending balance	9,529.4		6,127.3	6,521.9
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	36,239.0		33,024.0	29,594.6
Additions	7,726.2		3,275.8	3,710.4
Disposals or retirements	(318.7)		(60.5)	(260.9)
Effect of exchange rate changes	4.5		(0.3)	(20.1)
Ending balance	43,651.0		36,239.0	33,024.0
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,111.7		26,502.1	23,023.7
Additions	4,323.9		3,669.2	3,747.3
Disposals or retirements	(317.5)		(59.9)	(258.6)
Effect of exchange rate changes	3.5		0.3	(10.3)
Ending balance	34,121.6		30,111.7	26,502.1
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,268.7		2,406.5
Ending balance	3,291.5		4,268.7	2,406.5
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,277.6		8,302.9	7,656.3
Additions	219.5		2,974.8	647.8
Effect of exchange rate changes	0.1		(0.1)	(1.2)
Ending balance	11,497.2		11,277.6	8,302.9
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,008.9		5,896.4	5,239.1
Additions	1,196.5		1,112.5	658.2
Effect of exchange rate changes	0.3			(0.9)
Ending balance	$ 8,205.7		$ 7,008.9	$ 5,896.4